Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2021
Equity-accounted investees
Schedule of purchase price allocation

		Voting shares		Carrying values
	Country of	December 31,	December 31,	December 31,	December 31,
	incorporation	2021	2020	2021	2020
Skillaz LLC	Russia	—	25.01%	—	129,666
YouDo Web Technologies Limited	Cyprus	9.91%	—	360,574	—
Dream Job LLC	Russia	25%	—	54,047	—
				414,621	129,666

Fair values
Non-current assets	628,010
Current assets	127,441
Non-current liabilities	(53,768)
Current liabilities	(186,002)
Total net assets (100%)	515,681
The Group’s contribution to YouDo’ equity	349,052
Total net assets, including the Group’s contribution	864,733
Group’s share of net assets (9.91%)	85,695

Schedule of cash consideration transferred

Total
Group’s share of net assets (9.91%)	85,695
Goodwill	280,686
Cash consideration transferred	366,381

Summary of financial information of acquired entity, adjusted for fair value adjustments

December 31,
2020
Percentage ownership interest	25.01%
Non-current assets	73,467
Current assets	74,005
Non-current liabilities	(49,297)
Current liabilities	(214,493)
Net assets (100%)	(116,318)
Group’s share of net assets (25.01%)	(29,091)
Goodwill	158,757
Carrying amount of the Group’s interest in associate	129,666

	Period from		Period from
	January 1, 2021	Year ended	May 6, 2019 till
	till March 31,	December 31,	December 31,
	2021	2020	2019
Revenue	70,498	152,750	67,701
Loss from continuing operations (100%)	(19,450)	(196,647)	(122,118)
Total comprehensive loss (100%)	(19,450)	(196,647)	(122,118)
Group’s share of total comprehensive loss (25.01%)	(4,864)	(49,181)	(30,542)

December 31,
2021
Percentage ownership interest	9.91%
Non-current assets	610,622
Current assets	324,752
Non-current liabilities	(53,768)
Current liabilities	(75,461)
Net assets (100%)	806,145
Group’s share of net assets (9.91%)	79,888
Goodwill	280,686
Carrying amount of the Group’s interest in associate	360,574

Period from
October 28,
2021 till
December 31,
2021
Revenue	86,539
Loss before income tax	(58,592)
Income tax (expense)/benefit	—
Net loss for the period (100%)	(58,592)
Total comprehensive loss (100%)	(58,592)
Group’s share of total comprehensive loss (9.91%)	(5,807)

Schedule of loans to Skllaz

2021
The Group’s share of:
- loss from continuing operations	(7,254)
- total comprehensive loss	(7,254)

Schedule of impairment loss of CGU

Effect
31 December 2021
Annual revenue growth rate (5% decrease)	81,813
EBITDA (10% decrease)	47,754
Pre-tax discount rate (1%-point increase)	46,534